Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 8,434,000
Impairment charge	(216,000)	$ 0	$ (227,000)
Ending balance	10,179,000	8,434,000
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,368,000
Additions	1,923,000	1,731,000
Impairment charge	(216,000)	0	(227,000)
Ending balance	10,075,000	8,368,000
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	66,000
Ending balance	104,000	66,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	9,368,000	7,577,000
Additions	2,008,000	1,790,000
Disposals	(65,000)
Exchange difference	1,000	1,000
Ending balance	11,312,000	9,368,000	7,577,000
Cost | Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	9,221,000	7,490,000
Additions	1,923,000	1,731,000
Disposals	0
Exchange difference	0	0
Ending balance	11,144,000	9,221,000	7,490,000
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	147,000	87,000
Additions	85,000	59,000
Disposals	(65,000)
Exchange difference	1,000	1,000
Ending balance	168,000	147,000	87,000
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(934,000)	(903,000)
Disposals	65,000
Exchange difference	(1,000)	(1,000)
Amortization charge	(47,000)	(30,000)
Impairment charge	(216,000)
Ending balance	(1,133,000)	(934,000)	(903,000)
Accumulated amortization | Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(853,000)	(853,000)
Disposals	0
Exchange difference	0	0
Amortization charge	0	0
Impairment charge	(216,000)
Ending balance	(1,069,000)	(853,000)	(853,000)
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(81,000)	(50,000)
Disposals	65,000
Exchange difference	(1,000)	(1,000)
Amortization charge	(47,000)	(30,000)
Impairment charge	0
Ending balance	$ (64,000)	$ (81,000)	$ (50,000)